Property and Equipment and Intangible Assets - Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Formulations and manufacturing methods	$ 731,039	$ 720,488
Trademarks	127,675	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: amortization	16,292	8,309
Total Intangible Assets	$ 1,044,393	$ 1,031,228